Accounts Payable and Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses and Other Liabilities

7. Accounts Payable and Accrued Expenses and Other Liabilities

Accounts payable and Accrued expenses and other liabilities at June 30, 2016 and December 31, 2015 are summarized as follows:

(in millions)	June 30, 2016	December 31, 2015
Accounts payable:
Trade accounts payable and interest payable	$123.1	$121.7
Income taxes payable	1.3	7.3

Total accounts payable	$124.4	$129.0

Accrued expenses and other liabilities:
Employee related expenses	$31.9	$24.5
Restructuring expenses	4.5	16.8
Profit sharing and incentives	10.9	3.9
Accrued rebates	41.6	51.6
Deferred revenue - current	3.6	3.8
Dividend payable to MTW	—	10.2
Customer advances	5.8	2.9
Product liability	3.1	2.6
Miscellaneous accrued expenses	44.9	41.3

Total accrued expenses and other liabilities	$146.3	$157.6

10. Accounts Payable and Accrued Expenses and Other Liabilities

Accounts payable and Accrued expenses and other liabilities at December 31, 2015 and December 31, 2014 are summarized as follows:

(in millions)	2015	2014
Accounts payable:
Trade accounts payable and interest payable	$121.7	$161.5
Income taxes payable	7.3	5.2

Total accounts payable	$129.0	$166.7

Accrued expenses and other liabilities:
Employee related expenses	24.5	31.1
Restructuring expenses	16.8	15.6
Profit sharing and incentives	3.9	4.1
Accrued rebates	51.6	52.3
Deferred revenue - current	3.8	3.8
Dividend payable to MTW	10.2	6.2
Customer advances	2.9	3.9
Product liability	2.6	2.2
Miscellaneous accrued expenses	41.3	46.2

Total accrued expenses and other liabilities	$157.6	$165.4